Employment costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Employee Cost Explanatory [Abstract]
Employment costs
5 Employment costs

	Note	2020 US$m	2019 US$m	2018 US$m
Total employment costs
– Wages and salaries		4,141	3,923	4,154
– Social security costs		330	328	336
– Net post-retirement charge	42	469	384	532
– Share-based payment charge	41	138	123	122
		5,078	4,758	5,144
Less: charged within provisions (a)	25	(308)	(236)	(416)
Total employment costs	4	4,770	4,522	4,728

(a)Amounts included above relate to provisions for pensions, post-retirement healthcare, long service leave and other employee entitlements. These are included in “Provisions (including exchange differences on provisions)” in note 4.